UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 15, 2008
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  133095


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2204   31671  SH       SOLE       NONE     0    0       31671
Abbott Labs              COM            002824100      3047   57514  SH       SOLE       NONE     0    0       57514
Air Prod & Chemical	 COM		009158106      2966   30002  SH	      SOLE	 NONE	  0    0       30002
American Int'l Group     COM            026874107      1558   58882  SH       SOLE       NONE     0    0       58882
Amgen Inc                COM            031162100       486   10303  SH       SOLE       NONE     0    0       10303
Anheuser Busch           COM            035229103      1115   17951  SH       SOLE       NONE     0    0       17951
Applied Materials Inc    COM            038222105       570   29884  SH       SOLE       NONE     0    0       29884
AT&T, Inc.		 COM		00206R102	605   17954  SH	      SOLE	 NONE	  0    0       17954
Automatic Data Processi  COM            053015103      2402   57318  SH       SOLE       NONE     0    0       57318
Berkshire Hathaway       Class B        084670207      6407    1597  SH       SOLE       NONE     0    0        1597
Berkshire Hathaway	 Class A	084670108      1570      13  SH	      SOLE	 NONE	  0    0	  13
Brookfield Asset Mgmt	 COM		112585104      2114   64978  SH	      SOLE	 NONE	  0    0       64978
Capital One Financial	 COM		14040H105       820   21580  SH	      SOLE	 NONE	  0    0       21580
Chevron Corp	         COM            166764100      3918   39527  SH       SOLE       NONE     0    0       39527
Cisco Systems Inc	 COM		17275R102      1623   69774  SH	      SOLE       NONE     0    0       69774
Citigroup                COM            172967101      1672   99746  SH       SOLE       NONE     0    0       99746
Corning Inc              COM            219350105      2130   92402  SH       SOLE       NONE     0    0       92402
CVS Corp		 COM		126650100      3552   89764  SH	      SOLE	 NONE	  0    0       89764
Encana Corp		 COM		292505104      4176   45921  SH	      SOLE	 NONE	  0    0       45921
Exxon Mobil              COM            30231G102      5143   58354  SH       SOLE       NONE     0    0       58354
FEDEX Corp               COM            31428X106      1361   17269  SH       SOLE       NONE     0    0       17269
General Electric         COM            369604103      4127  154629  SH       SOLE       NONE     0    0      154629
Goldman Sachs Group Inc	 COM		38141G104      2052   11735  SH	      SOLE	 NONE	  0    0       11735
IBM                      COM            459200101      5657   47728  SH       SOLE       NONE     0    0       47728
Intel                    COM            458140100      2742  127645  SH       SOLE       NONE     0    0      127645
iShares Lehman Aggregate COM		464287226       590    5880  SH	      SOLE	 NONE	  0    0	5880
iShares MSCI EAFE Value	 COM		464288877      1818   29852  SH	      SOLE	 NONE	  0    0       29852
iShares Russell 2000 Ind COM		464287655      2864   41479  SH	      SOLE	 NONE	  0    0       41479
iShares Russell Midcap   COM		464287499      6581   68680  SH	      SOLE	 NONE	  0    0       68680
iShares Tr MSCI Emerging COM		464287234      1642   12101  SH	      SOLE	 NONE	  0    0       12101
iShares Trust MSCI EAFE  COM		464287465      1674   24380  SH	      SOLE	 NONE	  0    0       24380
iShares Trust Russell 20 COM		464287630      1168   18326  SH       SOLE	 NONE	  0    0       18326
iShares	Trust S&P 100 In COM		464287101	897   15428  SH       SOLE       NONE     0    0       15428
ITT Industries, Inc	 COM		450911102	331    5220  SH	      SOLE	 NONE	  0    0	5220
J.P. Morgan Chase & Co.  COM            46625H100      2872   83702  SH       SOLE       NONE     0    0       83702
Johnson & Johnson        COM            478160104      4343   67496  SH       SOLE       NONE     0    0       67496
Johnson Controls         COM            478366107      3588  125093  SH       SOLE       NONE     0    0      125093
Kellogg			 COM		487836108      1771   36874  SH	      SOLE	 NONE	  0    0       36874
Medtronic		 COM		585055106      2313   44693  SH	      SOLE	 NONE	  0    0       44693
Microsoft Corp           COM            594918104      3722  135290  SH       SOLE       NONE     0    0      135290
Oracle Corp              COM            68389X105      1391   66231  SH       SOLE       NONE     0    0       66231
Pepsico Inc              COM            713448108      4209   66191  SH       SOLE       NONE     0    0       66191
Pitney Bowes Inc         COM            724479100       384   11251  SH       SOLE       NONE     0    0       11251
Proctor & Gamble         COM            742718109      5067   83317  SH       SOLE       NONE     0    0       83317
Quaterra Resources	 COM		747952109	105   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts (SPDRS) COM		78462F103	332    2598  SH	      SOLE	 NONE	  0    0	2598
Schlumberger	         COM		806857108      1844   17163  SH	      SOLE	 NONE	  0    0       17163
Staples Inc		 COM		855030102      2424  102050  SH	      SOLE	 NONE	  0    0      102050
The Travelers Companies  COM            89417E109       470   10831  SH       SOLE       NONE     0    0       10831
Transocean Offshore	 COM		G90078109	543    3563  SH	      SOLE	 NONE	  0    0	3563
United Parcel Service    Class B        911312106       742   12076  SH       SOLE       NONE     0    0       12076
US Bancorp Del Com New	 COM		902973304	264    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds     COM		922908769	583    9094  SH	      SOLE 	 NONE 	  0    0	9094
Vanguard Info Tech Index COM		92204A702	965   18283  SH	      SOLE	 NONE	  0    0       18283
Varian Medical Systems   COM            92220P105      3925   75706  SH       SOLE       NONE     0    0       75706
Virginia Community Bank	 COM		927786103	238    5000  SH	      SOLE	 NONE	  0    0	5000
Walgreen Co		 COM		931422109	314    9665  SH	      SOLE	 NONE	  0    0        9665
Wells Fargo              COM            949746101      2583  108737  SH       SOLE       NONE     0    0      108737
Western Union	 	 COM		959802109      2099   84907  SH	      SOLE	 NONE	  0    0       84907
Wrigley Wm Jr Co         COM            982526105      2191   28167  SH       SOLE       NONE     0    0       28167
Wyeth                    COM            983024100      1147   23906  SH       SOLE       NONE     0    0       23906
Zimmer Holdings Inc      COM            98956P102      1084   15924  SH       SOLE       NONE     0    0       15924
